Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2014	2015
	RMB	RMB

Prepaid commission to matchmaking service agencies	45,915	43,768
Prepaid expenses-other	7,235	6,067
Advances to employees	4,014	2,772
Interest receivables	2,417	5,275
Rental and other deposits	3,653	6,345
Inventory	1,553	74
Other receivables in relation to peer to peer lending products	—	105,261
Other receivables of cash deposit from internet finance platform	—	38,959
Others	1,714	16,393

	66,501	224,914